Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
The table below presents the valuation methodology and unobservable inputs for impaired loans and other real estate owned at December 31, 2013.

	Valuation Methodology	Unobservable Inputs	Range of Inputs	Average of Inputs
Impaired loans:
Commercial:
Real Estate	Appraisals	Discounts for changes in market conditions	10-65%	21%
Land	Appraisals	Discounts for changes in market conditions	0-10%	8%
Mortgage	Appraisals	Discounts for changes in market conditions	0-20%	10%
Other real estate owned, net:
Commercial:
Real Estate	Appraisals	Discounts for changes in market conditions	6-100%	39%
Land	Appraisals	Discounts for changes in market conditions	25-26%	26%
Mortgage	Appraisals	Discounts for changes in market conditions	19-45%	26%

The table below presents the valuation methodology and unobservable inputs for impaired loans and other real estate owned at December 31, 2012.

	Valuation Methodology	Unobservable Inputs	Range of Inputs	Average of Inputs
Impaired loans:
Commercial:
Real Estate	Appraisals	Discount for changes in market conditions	10-30%	20%
Land	Appraisals	Discount for changes in market conditions	0-40%	17%
Mortgage	Appraisals	Discount for changes in market conditions	0-20%	11%
Other real estate owned, net:
Commercial:
Real Estate	Appraisals	Discount for changes in market conditions	40%	40%
Land	Appraisals	Discount for changes in market conditions	6-17%	11%
Mortgage	Appraisals	Discount for changes in market conditions	7-29%	18%

Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

		Fair Value Measurements at December 31, 2013 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial Assets:
Investment securities available-for-sale:
U.S. federal agency	$6,150	$—	$6,150	$—
State and municipal	55,723	—	55,723	—
Mortgage-backed securities – residential	27,938	—	27,938	—
Corporate debt securities	2,150	—	2,150	—
Government agency sponsored collateralized mortgage obligations	72,311	—	72,311	—
Total investment securities available-for-sale	$164,272	$—	$164,272	$—
Loans held for sale	$1,118	$—	$1,118	$—
Derivatives – residential mortgage loan commitments	$45	$—	$45	$—
Financial Liabilities:
Derivatives – interest rate swaps	$(1,181)	$—	$(1,181)	$—

		Fair Value Measurements at December 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial Assets:
Investment securities available-for-sale:
U.S. federal agency	$8,405	$—	$8,405	$—
State and municipal	45,614	—	45,614	—
Mortgage-backed securities – residential	12,385	—	12,385	—
Corporate debt securities	4,060	—	4,060	—
Government agency sponsored collateralized mortgage obligations	55,156	—	55,156	—
Total investment securities available-for-sale	$125,620	$—	$125,620	$—
Loans held for sale	$1,155	$—	$1,155	$—
Derivatives – residential mortgage loan commitments	$79	$—	$79	$—
Financial Liabilities:
Derivatives – interest rate swaps	$(1,984)	$—	$(1,984)	$—

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:

		Fair Value Measurements at December 31, 2013 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Impaired loans:
Commercial:
Real estate	$568	$—	$—	$568
Land	2,030	—	—	2,030
Mortgage	567	—	—	567
Other real estate owned, net:
Commercial:
Real estate	646	—	—	646
Land	261	—	—	261
Mortgage	91	—	—	91
Mortgage servicing rights	190	—	190	—

		Fair Value Measurements at December 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Impaired loans:
Commercial:
Real estate	$833	$—	$—	$833
Land	2,000	—	—	2,000
Mortgage	697	—	—	697
Other real estate owned, net:
Commercial:
Real estate	102	—	—	102
Land	385	—	—	385
Mortgage	133	—	—	133
Mortgage servicing rights	273	—	273	—

Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
The aggregate fair value, contractual principal, and gain or loss for loans held for sale was as follows:

	At December 31,
	2013			2012
	Aggregate Fair Value	Gain (Loss)	Contractual Principal	Aggregate Fair Value	Gain (Loss)	Contractual Principal
	(Dollars in thousands)
Loans held for sale	$1,118	$30	$1,088	$1,155	$34	$1,121

Amount of gains and losses from fair value changes
The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets carried at fair value for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013				2012
	Other Gains and (Losses)	Interest Income	Interest Expense	Total Changes in Fair Values Included in Current Period Earnings	Other Gains and (Losses)	Interest Income	Interest Expense	Total Changes in Fair Values Included in Current Period Earnings
	(Dollars in thousands)
Loans held for sale	$(4)	$16	$—	$12	$(9)	$31	$—	$22

Carrying amounts and estimated fair values of financial instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2013 are as follows:

		Fair Value Measurements at December 31, 2013 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets:
Cash and due from financial institutions	$18,219	$18,219	$—	$—
Interest-earning time deposits at other financial institutions	6,642	—	6,671	—
Securities available-for-sale	164,272	—	164,272	—
Federal Home Loan Bank stock	4,375	N/A	N/A	N/A
Loans held for sale	1,118	—	1,118	—
Loans, net	293,285	—	—	296,575
Accrued interest receivable	1,612	—	962	650
Financial liabilities:
Deposits	$(346,701)	$—	$(347,625)	$—
Federal Home Loan Bank advances	(86,777)	—	(88,077)	—
Subordinated debentures	(5,155)	—	—	(5,152)
Short-term borrowings	(2,415)	—	(2,415)	—
Accrued interest payable	(177)	—	(174)	(3)
Derivatives – interest rate swaps	(1,181)	—	(1,181)	—
The carrying amounts and estimated fair values of financial instruments at December 31, 2012 are as follows:

		Fair Value Measurements at December 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets:
Cash and due from financial institutions	$6,857	$6,857	$—	$—
Interest-earning time deposits at other financial institutions	7,141	—	7,197	—
Securities available-for-sale	125,620	—	125,620	—
Federal Home Loan Bank stock	3,817	N/A	N/A	N/A
Loans held for sale	1,155	—	1,155	—
Loans, net	313,692	—	—	318,534
Accrued interest receivable	1,481	2	802	677
Financial liabilities:
Deposits	$(348,970)	$—	$(351,196)	$—
Federal Home Loan Bank advances	(49,009)	—	(51,059)	—
Subordinated debentures	(5,155)	—	—	(5,188)
Accrued interest payable	(198)	—	(196)	(2)
Derivatives – interest rate swaps	(1,984)	—	(1,984)	—